Prepayments and Other Current Assets (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		¥ 97,642,000	¥ 42,697,000
Prepayment for royalties, revenue sharing cost		2,000,327,000	1,479,817,000
Interest and other operating income receivable		511,364,000	417,843,000
Prepayments of content and marketing cost and other operational expenses		729,376,000	381,213,000
Prepayment for sales tax and deductible value added tax		463,411,000	698,902,000
Bridge loans in connection with ongoing investments		19,679,000	30,575,000
Deposits		123,995,000	138,633,000
Employee advances		44,469,000	55,045,000
Advance to suppliers		330,903,000	337,938,000
Others		306,631,000	233,365,000
Prepayments and other current assets	$ 673,085	4,627,797,000	3,816,028,000
Staff housing loans outstanding repayable within 12 months		43,100,000	48,500,000
Advances were made directly or indirectly to the executive officers for their personal benefit		¥ 0	¥ 0